Interest and investment income, net - Gain/(loss) on derivative instruments (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Interest and investment income, net
Unrealized investment income/(loss) of derivative instruments	¥ (149,741,836)	$ (21,090,696)	¥ (180,503,919)	¥ 17,375,517
Realized investment income of derivative instruments	303,576,774	42,757,894	110,083,438
Gain/(loss) on derivative instruments	¥ 153,834,938	$ 21,667,198	¥ (70,420,481)	¥ 17,375,517